Stock-based Compensation - Tables (Details) - USD ($) $ / shares in Units, $ in Thousands			5 Months Ended	12 Months Ended
	Oct. 30, 2014	Jul. 23, 2014	Dec. 31, 2014	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Beginning balance number of option shares				0
Beginning balance weighted average grant date fair value per option				$ 0.00
Number of options granted				150,000
Weighted average grant date fair value per share for options granted				$ 29.31
Aggregate intrinsic value for options			$ 236	$ 236
Ending balance number of option shares			150,000	150,000
Ending balance weighted average grant date fair value per option			$ 29.31	$ 29.31
Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Beginning balance number of shares				0
Beginning balance weighted average grant date fair value per share				$ 0.00
Restricted stock granted (in shares)				4,977,586
Weighted average grant date fair value per share for shares granted	$ 1.11			$ 1.11
Shares forfeited				(101,019)
Weighted average grant date fair value per share for shares forfeited				$ 0.68
Ending balance number of shares			4,876,567	4,876,567
Ending balance weighted average grant date fair value per share			$ 1.12	$ 1.12
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Risk-free interest rate				3.40%
Expected volatility				60.00%
Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Beginning balance number of shares				0
Beginning balance weighted average grant date fair value per share				$ 0.00
Restricted stock granted (in shares)		416,193	409,750	825,943
Weighted average grant date fair value per share for shares granted				$ 27.37
Ending balance number of shares			825,943	825,943
Ending balance weighted average grant date fair value per share			$ 27.37	$ 27.37
Employee Stock Option
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Number of options granted			150,000
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Risk-free interest rate				1.42%
Expected volatility				63.00%
Expected term (in years)				4 years
Expected dividend yield				3.70%